STOCK OPTIONS (Details) - Stock Option	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.51%	1.74%
Expected volatility	111.00%	68.00%
Expected option life (in years)	4 years 11 months 9 days	5 years